Lease Liability - Summary of Future Minimum Lease Payments (Detail) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
2026	$ 85,312
2027	78,202
Total undiscounted future minimum lease payments	163,514
Less: imputed interest	(9,152)
Present value of lease liabilities	$ 154,362	$ 71,859